Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable and Accrued Expenses
8. Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

	June 30,	December 31,
	2011	2010
	(In thousands)
Accounts payable and other accrued expenses	$1,756	$2,201
Accrued bonus	—	300
Accrued legal, professional fees and other	300	375
Accrued vacation	77	69
Clinical trial expenses and contract research	39	9

	$2,172	$2,954

7. Accounts Payable and Accrued Expenses
     Accounts payable and accrued expenses consist of the following:

	December 31,
	2010	2009
	(In thousands)
Accounts payable	$2,201	$1,979
Accrued cost of lawsuit	—	2,333
Accrued bonus	300	150
Accrued legal, professional fees and other	375	302
Accrued vacation	69	81
Clinical trial expenses and contract research	9	130

	$2,954	$4,975